Revenue from Contracts with Customers - Details of Revenue from Contracts with Customers based on Service Contract and Timing of Satisfaction of Performance Obligations (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	₩ 360,967	₩ 286,770
At a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	175	8
Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	360,792	286,762
Subscription Contract
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	310,006	260,888
Licensing Contract
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	34,219	18,054
Others
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	₩ 16,742	₩ 7,828